Summary of Significant Accounting Policies (Details) - Schedule of balances of consolidated financial statements of VIEs - Variable Interest Entities [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	¥ 125,444	¥ 334,557
Prepaid expenses and other current assets	2,614	2,822
Assets of disposal group		300,539
Total current assets	128,058	637,918
Property and equipment, net	105	263
Operating lease right-of-use assets	809	1,056
Other non-current assets	141	140
Assets of disposal group, non-current		38,269
TOTAL ASSETS	129,113	677,646
Accrued payroll and other human resource expenses	4,915	2,102
Deferred revenue, current	33,508	76,380
Refund liabilities	15,688	64,592
Operating lease liabilities, current	651	494
Other current liabilities	24,845	9,408
Liabilities of disposal group		3,031,942
Total current liabilities	79,607	3,184,918
Operating lease liabilities, non-current	142	642
Liabilities of disposal group, non-current		11,120
TOTAL LIABILITIES	79,749	3,196,680
Net revenues from continuing operations	97,366	299,296	¥ 215,750
Net revenues from discontinued operations	93,898	4,105,036	3,802,597
Net loss from continuing operations	(75,899)	(195,021)	(273,065)
Net (loss) income related to discontinued operations	2,286,526	(552,659)	(142,101)
Net cash used in continuing operating activities	(144,992)	(325,600)	(142,305)
Net cash generated from (used in) discontinued operating activities	(427,476)	(2,260,442)	568,060
Net cash generated from continuing investing activities	42,863	666,282	117,955
Net cash (used in) generated from discontinued investing activities	(1,005,878)	76,900	(348,218)
Net cash generated from continuing financing activities		380
Net cash (used in) generated from discontinued financing activities	¥ 1,238,979	¥ 1,583,339	¥ (2,025)